Dividends on ordinary shares (Narrative) (Details) - GBP (£)	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Repurchase of shares		£ (432,000,000)	£ (500,000,000)	£ (700,000,000)	[1]
Share buyback | Maximum
Disclosure of classes of share capital [line items]
Repurchase of shares	£ 500,000,000
Ordinary share capital
Disclosure of classes of share capital [line items]
Interim dividends, per share		£ 0.0225		£ 2
Number of shares comprising, one american depository share		4
Repurchase of shares		£ (61,000,000)
Qualifying American depository shares
Disclosure of classes of share capital [line items]
Interim dividends, per share		£ 0.090

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.